BUSINESS COMBINATION (Details Narrative) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Oct. 07, 2022	Sep. 06, 2022	Sep. 30, 2021	Dec. 31, 2023	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Capital increase		R$ 133,100
Fair value adjustment				R$ 72,184
Percentage of sale					100.00%
Shares issued					6,381,908
Percentage of equivalent					66.23%
Production capacity			R$ 16,300
Estadualde Geracaode Energia Eletrica [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment				376,294
Clinker [Member]
IfrsStatementLineItems [Line Items]
Production capacity			6,800
Cement [Member]
IfrsStatementLineItems [Line Items]
Production capacity			R$ 11,000
Santa Ana Energetica And Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment				259,602
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment				575,875
Acquisition percentage			100.00%
Payment for acquisition		960,733
Payment for equivalent		R$ 5,013,436
Percentage of acquisition			12.00%
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment				R$ 278,636
Acquisition percentage	100.00%
Percentage of acquisition	100.00%